Shareholder Report	12 Months Ended	21 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS ASSET ALLOCATION TRUST
Entity Central Index Key	0000926425
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000016760
Shareholder Report [Line Items]
Fund Name	DWS Equity Sector Strategy Fund
Class Name	Class A
Trading Symbol	SUPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity Sector Strategy Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.73%

Gross expense ratio as of the latest prospectus: 1.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.73%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	24.24%	11.45%	6.51%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	17.09%	10.13%	5.89%
S&P 500® Index	27.14%	15.92%	12.98%

On each of August 9, 2021, July 29, 2019, and October 19, 2015, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 85,033,400	$ 85,033,400
Holdings Count | Holding	280	280
Advisory Fees Paid, Amount	$ 83,170
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	85,033,400
Number of Portfolio Holdings	280
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	83,170

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	89%
Cash Equivalents	8%
Exchange-Traded Funds	3%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]
C000016763
Shareholder Report [Line Items]
Fund Name	DWS Equity Sector Strategy Fund
Class Name	Class C
Trading Symbol	SUPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity Sector Strategy Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.48%

Gross expense ratio as of the latest prospectus: 1.96%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.48%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	23.32%	10.62%	5.71%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	22.32%	10.62%	5.71%
S&P 500® Index	27.14%	15.92%	12.98%

On each of August 9, 2021, July 29, 2019, and October 19, 2015, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 85,033,400	$ 85,033,400
Holdings Count | Holding	280	280
Advisory Fees Paid, Amount	$ 83,170
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	85,033,400
Number of Portfolio Holdings	280
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	83,170

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	89%
Cash Equivalents	8%
Exchange-Traded Funds	3%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]
C000016764
Shareholder Report [Line Items]
Fund Name	DWS Equity Sector Strategy Fund
Class Name	Class S
Trading Symbol	SPGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity Sector Strategy Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$54	0.48%

Gross expense ratio as of the latest prospectus: 0.85%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	24.59%	11.73%	6.78%
S&P 500® Index	27.14%	15.92%	12.98%

On each of August 9, 2021, July 29, 2019, and October 19, 2015, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 85,033,400	$ 85,033,400
Holdings Count | Holding	280	280
Advisory Fees Paid, Amount	$ 83,170
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	85,033,400
Number of Portfolio Holdings	280
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	83,170

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	89%
Cash Equivalents	8%
Exchange-Traded Funds	3%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]
C000239806
Shareholder Report [Line Items]
Fund Name	DWS Equity Sector Strategy Fund
Class Name	Institutional Class
Trading Symbol	SNPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity Sector Strategy Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	0.48%

Gross expense ratio as of the latest prospectus: 0.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Class/Index	1-Year	Since Inception 12/1/22
Institutional Class No Sales Charge	24.59%	19.31%
S&P 500® Index	27.14%	22.32%

On each of August 9, 2021, July 29, 2019, and October 19, 2015, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Performance Inception Date		Dec. 01, 2022
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 85,033,400	$ 85,033,400
Holdings Count | Holding	280	280
Advisory Fees Paid, Amount	$ 83,170
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	85,033,400
Number of Portfolio Holdings	280
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	83,170

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	89%
Cash Equivalents	8%
Exchange-Traded Funds	3%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]